MATERIAL ACCOUNTING POLICIES AND PRACTICES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Schedule of exchange |rates
The exchange rates to Brazilian reais are as follows:

	Exchange rates
	Final rate			Average rate
	Year ended December 31,			Year ended December 31,
Description	2025	2024	Variation	2025	2024	Variation

U.S. dollar	5.5024	6.1923	(11.1)%	5.5855	5.8369	(4.3)%
Euro	6.4692	6.4363	0.5%	6.3095	6.2275	1.3%